Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2019
Accrued Liabilities And Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

4. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2019	2018
Accrued external research and development expenses	$13,327	$12,738
Accrued payroll and related expenses	4,208	7,372
Accrued professional fees	946	1,186
Accrued other	2,971	2,762
Strimvelis liability - current portion	3,312	4,170
Due to UCLA	1,552	1,552
Total accrued expenses and other liabilities	$26,316	$29,780